Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	May 31, 2025	May 31, 2025
C000240930_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240930_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240930_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240929_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240929_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240929_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240928_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240928_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240928_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240925_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240925_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240925_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240926_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240926_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240926_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240927_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000240927_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000240927_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000240930_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%
C000240930_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.21%
C000240930_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000240929_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%
C000240929_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.60%
C000240929_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%
C000240929_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000240929_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.85%
C000240929_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%
C000240928_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)
C000240928_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.54%)
C000240928_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.45%
C000240928_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%
C000240928_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.10%
C000240928_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%
C000240925_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%
C000240925_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%
C000240925_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%
C000240925_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%
C000240925_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.38%
C000240925_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000240926_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.63%
C000240926_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000240926_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000240926_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.98%
C000240926_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000240926_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000240927_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.56%
C000240927_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000240927_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.34%
C000240927_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.46%
C000240927_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.78%
C000240927_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.76%